Note 12 - Related party balances and transactions: Schedule of related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of related party transactions

Revenue from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023

Tungray (Kunshan) Industrial Automation Co., Ltd.	Sales of products	$8,581	$231,209
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Sales of products	-	26,245
FDT (Qingdao) Intellectual Technology Co., Ltd.	Sales of products	30,761	4,602
Kunshan Tungray Intelligent Technology Co., Ltd.	Sales of products	-	57,490
Total		$39,342	$319,546

Purchase from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Products and services purchase	$12,298	$961,525
Tungray (Kunshan) Industrial Automation Co., Ltd.	Products and services purchase	12,993	-
Total		$25,291	$961,525

Non-operating income- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Biology Technology Co., Ltd	Lease income	$19,762	$19,126

Rental expenses- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Technology Development Co., Ltd	Lease expense	$59,963	$66,476
Jingan Tang	Lease expense	71,255	72,411
Total		$131,218	$138,887

Advances to related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Biology Technology Co., Ltd.	Cash advance	$21,516	$23,880
Shanghai Tongrui Investment Management Co., Ltd.	Cash advance	-	78,049
FDT (Qingdao) Intellectual Technology Co., Ltd.	Cash advance	230,513	575,836
Liling Du	Cash advance	49,920	-
Total		$301,949	$677,765

Borrowings from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Borrowings	$39,889	$-
Kunshan Tungray Intelligent Technology Co., Ltd.	Borrowings	-	1,551,409
Demin Han	Borrowings	-	1,708
Lei Yao	Borrowings	-	2,843
Jingan Tang	Borrowings	138,971	31,055
Total		$178,860	$1,587,015